Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 214,820	$ 220,767
Aggregate cost		$ 1,287,795
Disposal gain recognized	$ 813,064